Equity - Treasury Stock - Tabular Disclosure - Shares (Details) - Class B, Preference shares - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	(257,127,304)	(256,694,375)
Number of shares outstanding at end of the year	(257,606,659)	(257,127,304)
Treasury stock
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	4,297,806	4,730,735
Disposal of shares	(479,355)	(432,929)
Number of shares outstanding at end of the year	3,818,451	4,297,806